Income Taxes - Deferred Income Tax Assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating loss	$ 40,900,348	$ 30,648,168
Capital loss carryforwards	17,157,029	8,824,896
Contingent legal accrual	1,320,526	1,306,098
Depreciation	663,197	286,452
Amortization	225,678	216,077
Research and development credits	3,694,501	1,199,256
Capitalized research and development costs	1,835,326	1,000,777
Lease liability	51,086	16,565
State taxes	777	756
Other	663,067	473,429
Gross deferred tax assets	66,511,533	43,972,473
Valuation allowance	(66,461,557)	(43,957,489)
Net deferred tax assets	49,976	14,984
Deferred tax liabilities
Right-of-use asset	(49,976)	(14,984)
Total deferred tax liabilities	(49,976)	(14,984)
Net deferred tax assets	$ 0	$ 0